Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
U.K. R&D tax credit	$ 1,230	$ 2,211
Prepaid tax	1,373	2,070
Insurance	1,702	2,346
Prepaid manufacturing costs	456	2,002
Other current assets	1,474	2,001
Prepaid expenses and other current assets	$ 6,235	$ 10,630